Consolidated income statement - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated income statement
Revenue	kr 292,567	kr 353,314	kr 41,333
Cost of goods sold	(107,844)	(90,565)	0
Royalty expenses	(10,970)	0	(415)
Gross margin	173,753	262,749	40,918
Research and development expenses	(588,453)	(604,081)	(561,423)
Sales and marketing expenses	(375,269)	(285,256)	0
Administrative expenses	(260,987)	(202,770)	(67,881)
Operating expenses	(1,224,709)	(1,092,107)	(629,304)
Other operating income	759	36,997	444
Other operating expense	(2,173)	0	0
Operating result	(1,052,370)	(792,361)	(587,942)
Financial income	41,211	2,022	14,655
Financial expenses	(15,781)	(49,314)	(3,390)
Result before tax	(1,026,940)	(839,653)	(576,677)
Income tax (expense)/benefit	8,791	(7,076)	5,136
Net result for the year	kr (1,018,149)	kr (846,729)	kr (571,541)
Earnings/(loss) per share - basic (DKK)	kr (23.75)	kr (22.07)	kr (16.91)
Earnings/(loss) per share - diluted (DKK)	kr (23.75)	kr (22.07)	kr (16.91)
Net result attributable to shareholders of Zealand Pharma A/S	kr (1,018,149)	kr (846,729)	kr (571,541)